UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS International Select Equity Fund

	Shares	Value ($)

Common Stocks 92.4%
Australia 1.9%
Leighton Holdings Ltd. (a) (Cost $4,223,999)	111,000	4,374,040
Austria 0.9%
Erste Bank der oesterreichischen Sparkassen AG (a) (Cost $1,813,702)	29,983	1,924,107
Belgium 0.5%
KBC Groep NV (Cost $1,451,904)	11,900	1,206,527
Brazil 4.3%
Banco Bradesco SA (ADR) (Preferred) (a)	196,950	4,181,249
Companhia Vale do Rio Doce (ADR) (a)	47,700	1,432,431

Petroleo Brasileiro SA (ADR) (a)	72,400	4,047,884

(Cost $9,770,873)		9,661,564
Canada 2.8%
Potash Corp. of Saskatchewan, Inc. (Cost $4,131,693)	30,715	6,310,278
Denmark 4.1%
Carlsberg AS "B"	63,175	5,125,457
Novo Nordisk AS "B"	63,800	4,058,846

(Cost $10,855,807)		9,184,303
Finland 4.4%
Nokia Oyj	81,700	2,233,158
Nokian Renkaat Oyj (a)	178,350	7,688,487

(Cost $6,309,206)		9,921,645
France 1.4%
BNP Paribas (Cost $3,143,127)	32,033	3,180,632
Germany 8.5%
Bayer AG	78,627	6,795,662
E.ON AG	28,102	5,362,144
Gerresheimer AG	79,227	4,111,067
Linde AG	21,100	2,913,687

(Cost $12,910,999)		19,182,560
Hong Kong 4.3%
Chaoda Modern Agriculture (Holdings) Ltd.	1,564,000	1,808,848
CNOOC Ltd.	2,630,900	3,877,691
Esprit Holdings Ltd.	372,300	3,979,220

(Cost $10,836,158)		9,665,759
India 2.0%
Bharti Airtel Ltd.*	169,549	3,146,368
ICICI Bank Ltd.	100,400	1,471,204

(Cost $5,788,306)		4,617,572
Indonesia 1.1%
PT Bumi Resources Tbk (Cost $2,831,345)	3,492,600	2,580,246
Italy 2.4%
Intesa Sanpaolo (Cost $6,451,839)	960,200	5,410,773
Japan 10.1%
Canon, Inc.	116,850	5,339,588
Komatsu Ltd.	129,000	3,179,866
Mitsubishi Corp.	153,600	4,454,081
Mitsubishi UFJ Financial Group, Inc.	213,400	1,880,339
Nintendo Co., Ltd.	10,500	5,063,309
Terumo Corp.	55,200	2,842,792

(Cost $21,088,229)		22,759,975
Kazakhstan 1.0%
KazMunaiGas Exploration Production (GDR) 144A (Cost $1,430,600)	85,400	2,177,700
Mexico 1.1%
America Movil SAB de CV "L" (ADR) (Cost $2,730,076)	48,200	2,433,618
Norway 2.4%
DnB NOR ASA	133,000	1,698,704

StatoilHydro ASA	115,000	3,736,261

(Cost $4,855,882)		5,434,965
Qatar 2.3%
Commercial Bank of Qatar (GDR) 144A*	603,600	4,532,948
Qatar National Bank*	9,188	591,577

(Cost $5,147,216)		5,124,525
Russia 5.6%
Gazprom (ADR) (b)	19,900	959,180
Gazprom (ADR) (b)	85,350	4,089,244
Sberbank	983,328	2,927,358
Uralkali (GDR) 144A*	79,700	4,702,300

(Cost $11,235,167)		12,678,082
Singapore 0.7%
United Overseas Bank Ltd. (Cost $1,686,786)	117,000	1,661,238
Spain 4.7%
Iberdrola SA	355,068	4,821,458
Telefonica SA	218,339	5,688,046

(Cost $9,550,080)		10,509,504
Switzerland 8.2%
Lonza Group AG (Registered)	37,490	5,447,559
Nestle SA (Registered)	102,091	4,474,202
Roche Holding AG (Genusschein)	21,722	4,011,369
Xstrata PLC	64,457	4,620,706

(Cost $13,904,080)		18,553,836
United Arab Emirates 0.7%
Arabtec Holding Co.*	139,894	725,530
First Gulf Bank PJSC*	101,183	746,515

(Cost $1,374,354)		1,472,045
United Kingdom 17.0%
3i Group PLC	349,273	6,201,707
AMEC PLC	520,958	8,701,143
Babcock International Group PLC	366,190	4,367,175
BG Group PLC	178,352	4,029,687
HSBC Holdings PLC (Registered)	79,118	1,309,020
Man Group PLC	282,408	3,411,454
Prudential PLC	326,186	3,498,083
Standard Chartered PLC	109,274	3,321,836
Vedanta Resources PLC	85,397	3,392,960

(Cost $37,177,364)		38,233,065

Total Common Stocks (Cost $190,698,792)		208,258,559
Preferred Stocks 0.9%
Germany
Porsche Automobil Holding SE (Cost $1,263,121)	13,810	2,082,108
Participatory Notes 0.5%
United Arab Emirates 0.1%
Arabtec Holding Co. (issuer Merrill Lynch International & Co.), Expiration Date 1/12/2010* (Cost $131,908)	28,900	149,124

United Kingdom 0.4%
Merrill Lynch Frontier Index Trust (issuer Merrill Lynch International & Co.), Expiration Date 2/27/2009 (Cost $1,102,384)		11,100	965,700

Total Participatory Notes (Cost $1,234,292)			1,114,824
Exchange Traded Fund 2.0%
United States
iShares MSCI Japan Index Fund (Cost $4,987,357)		387,628	4,651,536
Securities Lending Collateral 8.4%
Daily Assets Fund International, 2.69% (c) (d) (Cost $18,934,568)		18,934,568	18,934,568
Cash Equivalents 3.1%
Cash Management QP Trust, 2.42% (c) (Cost $6,927,466)		6,927,466	6,927,466
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $224,045,596) †		107.3	241,969,061
Other Assets and Liabilities, Net		(7.3)	(16,535,957)

Net Assets		100.0	225,433,104

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $224,694,896. At July 31, 2008, net unrealized appreciation for all securities based on tax cost was $17,274,165. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,341,219 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,067,054.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2008 amounted to $17,739,343 which is 7.9% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
MSCI: Morgan Stanley Capital International

At July 31, 2008, the DWS International Select Equity Fund had the following sector diversification:
		As a % of Common,
		Preferred Stocks and
Sector	Market Value ($)	Participatory Notes
Financials	50,120,971	23.7%
Energy	34,199,036	16.2%
Health Care	27,267,295	12.9%
Materials	23,372,362	11.1%
Industrials	17,249,816	8.2%
Consumer Discretionary	13,749,815	6.4%

Information Technology	12,636,055	6.0%
Consumer Staples	11,408,507	5.4%
Telecommunication Services	11,268,032	5.3%
Utilities	10,183,602	4.8%
Total	211,455,491	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Select Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Select Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008